UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
February 29, 2016

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF

Dear DVP Shareholders,

Thank you for your investment in Deep Value ETF (the “Fund” or “DVP”). The information presented in this report relates to the operations of DVP for the six month period ended February 29, 2016.

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the TWM Deep Value Index (the “Index”). The Index is comprised of 20 undervalued dividend paying stocks within the S&P 500 Index with solid balance sheets, earnings and strong free cash flow. The companies within the Index are weighted based on a rules-based assessment of their valuations so that stocks that are most attractively valued receive a higher weight.

For the six-month time period ending February 29, 2016, the fund was down -1.91% at NAV. This compares to the S&P 500 Index, a broad market Index that was down -0.92% during the same time period.

The largest positive contributor to return for the period was Newmont Mining Corporation (NEM), gaining 50.02% and adding 2.88% to the return of the Fund. The second largest contributor was Exxon Mobil Corporation. (XOM), gaining 9.59% and contributing 0.90% to the return of the Fund for the period. The third most positive contributor for the period was CenturyLink, Inc. (CTL), gaining 17.70% and adding 0.85% to the return of the Fund.

The largest negative contributor to return for the period was Ensco plc (ESV), down -47.04% and detracting -2.23% from the return of the Fund. The second largest negative contributor was CSX Corporation (CSX), down -16.14% and detracting -1.22% from the return of the Fund. The third largest detractor to return for the period was Weyerhaeuser Company (WY), declining -8.26% and reducing the return of the Fund by -0.99%.

As a reminder, the full index is reconstituted annually in September. That portion of the index with the ten smallest weighted companies is rebalanced quarterly in December, March, and June.

DVP began distributing income to shareholders on a quarterly basis in December of 2014 and continued its quarterly distributions in March, June, September, and December of 2015.

We appreciate your investment in Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Deep Value ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

TWM Deep Value Index – The Index is constructed using an objective, rules-based methodology that begins with an initial universe that mirrors the companies listed on the S&P 500® Index. The universe of companies is then narrowed to include only companies that have positive earnings and returns on invested capital, generate free cash flow, and currently pay a dividend.  The remaining companies are then evaluated based on valuation metrics. The companies within the Index are weighted based on a rules-based assessment of their valuations relative to each other so that, at the time of each reconstitution, the 5 most undervalued companies are each weighted at 7.5%, the next 5 most undervalued companies are each weighted at 4.5% and the next 10 most undervalued companies are each weighted at 4.0%. From time to time, the Index may include more or less than 20 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 4.

Deep Value ETF is distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Deep Value ETF

PORTFOLIO ALLOCATION
As of February 29, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	15.5%
Energy	15.4
Industrials	14.7
Materials	14.5
Information Technology	11.6
Financials	10.9
Telecommunication Services	8.9
Utilities	4.4
Consumer Staples	3.9
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.0 +
Total	100.0%

+	Represents less than 0.05% of net assets.

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 92.5%

	Consumer Discretionary – 15.5%
84,698	Best Buy Company, Inc.	$2,743,368
97,646	Gap, Inc.	2,699,912
77,188	Goodyear Tire & Rubber Company	2,324,903
262,203	Staples, Inc.	2,477,818
		10,246,001

	Consumer Staples – 3.9%
73,096	Archer-Daniels-Midland Company	2,555,436

	Energy – 15.4%
172,996	Ensco plc	1,499,875
68,994	Exxon Mobil Corporation	5,529,869
58,889	Helmerich & Payne, Inc.	3,119,351
		10,149,095

	Financials – 3.6%
67,142	Franklin Resources, Inc.	2,407,041

	Industrials – 14.7%
178,725	CSX Corporation	4,314,421
51,935	PACCAR, Inc.	2,674,653
149,203	Pitney Bowes, Inc.	2,703,558
		9,692,632

	Information Technology – 11.6%
252,925	Symantec Corporation	4,883,982
291,559	Xerox Corporation	2,801,882
		7,685,864

	Materials – 14.5%
519,400	Alcoa, Inc.	4,638,242
190,812	Newmont Mining Corporation	4,928,674
		9,566,916

	Telecommunication Services – 8.9%
98,018	CenturyLink, Inc.	2,998,370
526,114	Frontier Communications Corporation	2,846,277
		5,844,647

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 92.5% (Continued)

	Utilities – 4.4%
67,672	Public Service Enterprise Group, Inc.	$2,886,888
	TOTAL COMMON STOCKS (Cost $61,565,263)	61,034,520

	REAL ESTATE INVESTMENTS TRUSTS – 7.3%

	Financials – 7.3%
184,698	Weyerhaeuser Company	4,798,454
	TOTAL REAL ESTATE INVESTMENTS TRUSTS
	(Cost $4,841,447)	4,798,454

	SHORT-TERM INVESTMENTS – 0.0%+
30,668	Short Term Investment Trust Liquid
	Assets Portfolio – Institutional Class, 0.42%*	30,668
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,668)	30,668
	TOTAL INVESTMENTS – 99.8%
	(Cost $66,437,378)	65,863,642
	Other Assets in Excess of Liabilities – 0.2%	164,567
	NET ASSETS – 100.0%	$66,028,209

Percentages are stated as a percent of net assets.

+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS AND LIABILITIES
At February 29, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $66,437,378)	$65,863,642
Dividends and interest receivable	201,687
Total assets	66,065,329

LIABILITIES
Management fees payable	37,120
Total liabilities	37,120
NET ASSETS	$66,028,209

Net Assets Consist of:
Paid-in Capital	$98,877,090
Undistributed (accumulated) net investment income (loss)	339,490
Accumulated net realized gain (loss) on investments	(32,614,635)
Net unrealized appreciation (depreciation) on investments	(573,736)
Net assets	$66,028,209

Net Asset Value:
Net assets	$66,028,209
Shares outstanding^	3,050,000
Net asset value, offering and redemption price per share	$21.65

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 2016 (Unaudited)

INCOME
Dividends	$3,061,905
Interest	152
Total investment income	3,062,057

EXPENSES
Management fees	565,131
Total expenses	565,131
Net investment income	2,496,926

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(21,752,402)
Change in unrealized appreciation (depreciation) on investments	13,272,197
Net realized and unrealized gain (loss) on investments	(8,480,205)
Net increase (decrease) in net assets
resulting from operations	$(5,983,279)

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015*
OPERATIONS
Net investment income (loss)	$2,496,926	$4,127,450
Net realized gain (loss) on investments	(21,752,402)	(1,094,000)
Change in unrealized appreciation
(depreciation) of investments	13,272,197	(13,845,933)
Net increase (decrease) in net assets
resulting from operations	(5,983,279)	(10,812,483)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,448,959)	(3,837,588)
Total distributions to shareholders	(2,448,959)	(3,837,588)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	138,555,740	288,621,075
Payments for shares redeemed	(272,224,240)	(65,845,830)
Transaction fees (Note 1)	—	3,773
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(133,668,500)	222,779,018
Net increase (decrease) in net assets	$(142,100,738)	$208,128,947

NET ASSETS
Beginning of period	$208,128,947	$—
End of period	$66,028,209	$208,128,947
Undistributed (accumulated) net
investment income (loss)	$339,490	$291,523

(a)	A summary of capital share transactions is as follows

	Six-Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015*
	Shares	Shares
Subscriptions	6,350,000	11,800,000
Redemptions	(12,500,000)	(2,600,000)
Net Increase (Decrease)	(6,150,000)	9,200,000

*	Fund commenced operations on September 22, 2014. The information presented is for the period from September 22, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	February 29, 2016		Period Ended
	(Unaudited)		August 31, 2015(1)
Net asset value, beginning of period	$22.62		$24.75

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.39		0.50
Net realized and unrealized
gain (loss) on investments	(0.81)		(2.21)
Total from investment operations	(0.42)		(1.71)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.55)		(0.42)
Total distributions	(0.55)		(0.42)

Net asset value, end of period	$21.65		$22.62

Total return	(1.91	)%(3)	(7.03	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$66,028		$208,129

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.80	%(4)	0.80	%(4)
Net investment income (loss)
to average net assets	3.52	%(4)	2.13	%(4)

Portfolio turnover rate(5)	144	%(3)	62	%(3)

(1)	Commencement of operations on September 22, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the TWM Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,034,520	$—	$—	$61,034,520
Real Estate
Investment Trusts	4,798,454	—	—	4,798,454
Short-Term
Investments	30,668	—	—	30,668
Total Investments
in Securities	$65,863,642	$—	$—	$65,863,642

^ See Schedule of Investments for breakout of investments by industry classification.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

During the six months ended February 29, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.
B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended August 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the Fund did not incur any interest or penalties.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At August 31, 2015 the Fund’s post-October capital loss was $10,408,640. At August 31, 2015 the fund had no short-term capital loss carryforward available for federal income tax purposes.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income by the Fund are declared and paid on a quarterly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 29, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary  management fee. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six months ended February 29, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $201,159,843 and $200,223,897, respectively.

During the six months ended February 29, 2016, there were no purchases or sales of U.S. Government securities.

During the six months ended February 29, 2016, in-kind transactions associated with creations and redemptions were $138,402,090 and $272,859,267, respectively.

NOTE 5 – INCOME TAX INFORMATION

The cost basis of investments for federal income tax purposes as of February 29, 2016 was as follows:

Cost of investments	$66,890,971
Gross tax unrealized appreciation	1,616,717
Gross tax unrealized depreciation	(2,644,046)
Net tax unrealized (depreciation)	$(1,027,329)

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended February 29, 2016.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

As of August 31, 2015, the components of accumulated earnings (losses) for income tax purposed were as follows:

Net tax unrealized (depreciation)	$(14,299,526)
Undistributed ordinary income	291,523
Undistributed long term gain	—
Total distributable earnings	291,523
Other accumulated gain/(loss)	(10,408,640)
Total accumulated gain/(loss)	$(24,416,643)

The difference between book and tax basis cost is attributable to wash sales.

The tax character of distributions paid by the Fund was as follows:

August 31, 2015
Ordinary Income	$3,837,588

Deep Value ETF

EXPENSE EXAMPLE
For the Six Months Ended February 29, 2016 (Unaudited)

As a shareholder of Tiedemann Deep Value ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2015	February 29, 2016	the Period(1)
Actual	$1,000.00	$ 980.90	$3.94
Hypothetical (5% annual	$1,000.00	$1,024.86	$4.03
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 182 days, and divided by the number of days in the most recent twelve month period, 366 days.

Deep Value ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.twmfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.twmfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.twmfunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.twmfunds.com.

Deep Value ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California 94105

Index Provider
Tiedemann Wealth Management
520 Madison Ave, 26th Floor
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44145-1524

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title  /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
            Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     May 3, 2016